SUPPLEMENTAL FINANCIAL INFORMATION - Cash flow disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental cash flow disclosure:
Interest paid	$ (6)	$ (2)
Income taxes paid	$ 0	$ 0